UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: May 31, 2007 Estimated average burden hours per response........21.09

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21374

PIMCO Floating Rate Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-739-3371

Date of fiscal year end:	7/31/07

Date of reporting period:	10/31/06

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Floating Rate Income Fund Schedule of Investments

October 31, 2006 (unaudited)

Principal
Amount (000)		Value*

SENIOR LOANS (a)(b)(c)—72.2%
Aerospace—0.6%
$1,758	K & F Industries, Inc., 7.32%, 11/18/12, Term C	$1,766,851
1,500	Transdigm Group, Inc., 7.389%, 6/23/13, Term B	1,511,062
		3,277,913
Airlines—1.1%
3,000	Northwest Airlines Corp., 7.90%, 8/22/08	2,992,500
	United Airlines, Inc.,
373	9.125%, 1/9/11, Term DD	379,655
2,612	9.25%, 2/1/12, Term B (f)	2,659,541
		6,031,696
Apparel & Textiles—0.3%
	Simmons Co., Term C,
623	7.125%, 12/19/11	627,423
634	7.375%, 12/19/11	638,495
366	7.625%, 12/19/11	369,072
135	7.813%, 12/19/11	136,557
		1,771,547
Automotive—0.7%
	Hertz Corp., Term B,
223	5.39%, 12/21/12	224,565
123	7.61%, 12/21/12	124,211
1,630	7.62%, 12/21/12	1,644,237
192	7.70%, 12/21/12	194,179
825	7.73%, 12/21/12	832,147
	Lear Corp.,
700	7.867%, 3/23/12	698,615
300	7.904%, 3/23/12	299,406
		4,017,360
Automotive Products—3.8%
	Cooper Standard Automotive, Inc.,
1,963	7.875%, 12/31/11, Term B	1,967,320
3,641	7.875%, 12/31/11, Term C	3,649,291
2,408	Delphi Corp., 13.75%, 6/14/11	2,498,062
	Goodyear Tire & Rubber Co.,
4,000	8.14%, 4/30/10	4,037,144
1,000	8.89%, 4/1/11	1,003,214
2,674	Polypore, Inc., 8.32%, 11/12/11, Term B	2,695,216
	Tenneco Automotive, Inc.,
789	7.311%, 12/12/10, Term B1	793,303
1,796	7.40%, 12/12/10, Term B	1,805,906
3,439	TRW Automotive, Inc., 7.188%, 6/30/12, Term B	3,435,528
		21,884,984
Banking—0.4%
	Aster Co., Ltd.,
1,092	7.872%, 9/19/13, Term B1	1,099,614
1,132	8.372%, 9/19/14, Term C1	1,144,731
		2,244,345

Principal
Amount (000)		Value*

Building/Construction—1.9%
	Masonite International Corp., Term B,
$22	7.367%, 4/6/13	$21,510
3,426	7.38%, 4/6/13	3,354,079
4,858	Nortek, Inc., 7.32%, 8/27/11	4,852,180
2,854	UGS Corp., 7.126%, 3/31/12, Term B	2,854,442
		11,082,211
Chemicals—5.5%
	Basell NV,
€27	5.492%, 9/15/13, Term B1-2	34,822
€99	5.558%, 9/15/13, Term B	128,274
€432	5.558%, 9/15/13, Term B1	557,776
€123	5.558%, 9/15/13, Term B5	158,260
€129	5.704%, 9/15/13, Term B6	166,229
€747	5.804%, 9/15/13, Term B	963,960
€319	6.308%, 9/15/14, Term C	412,770
€240	6.308%, 9/15/14, Term C4	310,952
€123	6.308%, 9/15/14, Term C5	158,987
€129	6.454%, 9/15/14, Term C6	167,676
€492	6.554%, 9/15/14, Term C	637,671
€255	6.554%, 9/15/14, Term C4	330,183
$2,775	Celanese AG, 7.367%, 4/6/11, Term B	2,793,337
	Cognis BV,
1,149	8.17%, 5/12/12, Term B1	1,157,260
1,992	8.67%, 5/12/13, Term C1	2,012,713
€1,597	Cognis Deutschland GMBH, 5.346%, 5/12/11, Term A	2,037,371
	Hercules, Inc., Term B,
$75	6.867%, 10/8/10	75,103
1,875	6.87%, 10/8/10	1,877,578
997	Huntsman International LLC, 7.07%, 8/10/12	997,530
	INEOS Group Ltd.,
5,000	7.611%, 10/7/12	5,040,625
750	7.611%, 10/7/13, Term B1	757,412
750	8.111%, 10/7/14, Term C1	760,694
1,985	KRATON Polymers Group LLC, 7.375%, 5/11/13	1,993,697
	Nalco Co., Term B,
1,317	7.08%, 11/1/10	1,322,369
1,465	7.23%, 11/4/10	1,470,955
1,271	7.30%, 11/1/10	1,275,597
3,440	VWR International, Inc., 7.63%, 4/7/11, Term B	3,450,053
		31,049,854
Commercial Products—1.2%
	iPayment, Inc.,
194	7.32%, 12/27/12	194,175
801	7.62%, 12/27/12	800,825
	Rexel S.A.,
1,000	7.862%, 11/3/13, Term B1	1,007,445
1,000	8.591%, 4/18/14, Term C1	1,011,289

Principal
Amount (000)		Value*

Commercial Products—(continued)
	Sigmakalon,
€985	5.491%, 6/30/12, Term A	$1,256,011
€1,000	5.991%, 9/19/12, Term B1	1,286,450
€731	6.491%, 9/19/13, Term C	945,012
€269	6.491%, 9/19/13, Term C1	346,926
		6,848,133
Computer Services—1.1%
$3,004	PanAmSat Corp., 7.497%, 6/30/11, Term A	3,012,186
3,456	SunGard Data Systems, Inc., 7.999%, 2/11/13	3,492,828
		6,505,014
Computer Software—0.7%
	Infor Global Solutions,
1,971	9.08%, 8/1/12	1,989,088
1,029	9.08%, 8/1/12, Term DD	1,044,643
	Spectrum Brands Corp., Term B,
116	8.39%, 2/6/12	116,252
251	8.39%, 2/7/12	251,744
458	8.40%, 2/6/12	459,896
		3,861,623
Consumer Products—2.0%
	Eastman Kodak Co., Term B,
461	7.439%, 10/18/12	462,898
163	7.57%, 10/18/12	163,620
688	7.60%, 10/18/12	690,395
333	7.639%, 10/18/12	334,223
167	7.64%, 10/18/12	167,111
1,995	Education Management Corp., 7.875%, 5/23/13, Term B	2,010,960
3,647	Jarden Corp., 7.367%, 1/24/12, Term B1	3,657,910
	National Mentor, Inc.,
1,000	5.00%, 6/30/12 (e)	1,005,000
56	7.84%, 6/30/13	56,280
944	7.85%, 6/30/13, Term B	948,364
	Rayovac Corp., Term B,
200	7.61%, 2/6/12	200,542
1,259	8.37%, 2/6/12	1,264,715
166	8.39%, 2/7/12	166,500
321	8.44%, 2/7/12	321,927
		11,450,445
Containers & Packaging—4.1%
	Graham Packaging Co., Term B,
3,238	7.625%, 10/7/11	3,256,969
2,166	7.875%, 10/7/11	2,178,626
	Graphic Packaging Corp., Term C,
284	7.75%, 8/9/10	287,324
2,080	7.87%, 8/8/10	2,107,041
693	7.87%, 8/9/10	702,347
79	7.88%, 8/9/10	79,812
359	8.14%, 8/9/10	363,943

Principal
Amount (000)		Value*

Containers & Packaging—(continued)
$3,940	Horizon Lines LLC, 7.62%, 7/7/11	$3,958,015
	Intertape Polymer Group, Inc., Term B,
188	7.62%, 7/28/11	187,734
1,282	7.64%, 7/28/11	1,284,103
	JSG Packaging,
1,000	7.745%, 11/29/13	1,007,443
1,000	8.245%, 11/29/14	1,007,443
	Smurfit-Stone Container,
742	5.234%, 11/1/10	747,830
577	7.625%, 11/1/10, Term C	580,794
1,683	7.625%, 11/1/11, Term B	1,695,161
546	7.625%, 11/1/11, Term C1	549,928
1,825	7.688%, 11/1/11, Term B	1,838,926
1,217	7.688%, 11/1/11, Term C	1,225,951
		23,059,390
Diversified Manufacturing—0.2%
	Invensys PLC,
479	5.446%, 7/17/13, Term Y1	481,550
521	7.398%, 7/17/13, Term Z1	522,825
		1,004,375
Drugs & Medical Products—0.9%
	Warner Chilcott PLC,
7	4.729%, 1/18/12, Term B	6,745
3	7.479%, 1/18/12, Term C	2,718
1	7.479%, 1/18/12, Term D	1,256
492	7.61%, 1/18/12, Term D	494,703
305	7.867%, 1/4/12	307,212
431	7.867%, 1/18/12	432,667
1,271	7.867%, 1/18/12, Term B	1,279,433
1,064	7.867%, 1/18/12, Term C	1,070,852
1,369	7.968%, 1/18/12, Term B	1,378,089
		4,973,675
Electronics—1.2%
3,000	Sanmina-SCI Corp., 7.88%, 1/31/08	3,010,500
4,000	Spansion, Inc., 5.00%, 10/30/12, Term B	4,023,752
		7,034,252
Energy—3.3%
	Alon USA Energy, Inc.,
218	7.824%, 6/8/13, Term 2	220,092
222	7.824%, 6/8/13, Term DD	224,022
667	7.898%, 6/8/13, Term 1	673,750
889	7.931%, 6/8/13	898,333

Principal
Amount (000)		Value*

Energy—(continued)
	Covanta Energy Corp.,
$780	5.371%, 6/24/12	$787,967
61	7.57%, 6/30/12, Term B	61,560
498	7.621%, 6/30/12, Term B	503,099
975	10.871%, 5/12/13, Term DHC	992,156
	Edison Midwest, Term B,
1,477	6.87%, 4/27/11	1,479,369
1,074	7.24%, 4/27/11	1,076,147
1,173	7.31%, 4/27/11	1,175,398
	Headwaters, Inc., Term B,
579	7.33%, 4/30/11	578,575
4,231	7.38%, 4/30/11	4,227,289
	NRG Energy, Inc.,
557	7.367%, 2/1/13	560,586
2,431	7.367%, 2/1/13, Term B	2,446,494
	Targa Resources, Inc.,
290	5.242%, 10/31/11	292,137
1,500	7.617%, 10/31/07	1,509,375
36	7.617%, 10/31/12, Term B	36,517
823	7.626%, 10/31/12, Term B	827,722
339	7.65%, 10/31/12, Term B	340,827
		18,911,415
Entertainment—2.2%
1,985	AMC Entertainment, Inc., 7.445%, 1/5/13	2,003,248
6,273	MGM Studios, 8.617%, 4/8/12	6,203,482
	Warner Music Group, Inc., Term B,
196	7.309%, 2/28/11	196,550
1,208	7.32%, 2/28/11	1,214,355
310	7.374%, 2/28/11	311,335
610	7.376%, 2/28/11	613,330
1,859	7.40%, 2/28/11	1,868,011
194	7.409%, 2/28/11	194,584
		12,604,895
Financial Services—1.6%
3,203	Global Cash Access LLC, 9.00%, 3/10/10, Term B	3,202,735
6,000	Nielson Finance, 8.19%, 8/8/13, Term B	6,028,596
		9,231,331
Food Services—2.0%
	Arby’s Restaurant Group, Inc., Term B,
2,619	7.617%, 7/25/12	2,631,132
938	7.626%, 7/25/12	942,127
73	7.735%, 7/25/12	73,421
1,489	Bolthouse Farms, Inc., 7.625%, 11/17/12, Term B,	1,493,712
2,271	Dominos, Inc., 6.875%, 6/25/10, Term B	2,272,708
	Michael Foods, Inc., Term B,
296	7.387%, 11/21/10	296,975
10	7.511%, 11/21/10	10,023
3,684	7.553%, 11/21/10	3,692,147
		11,412,245

Principal
Amount (000)		Value*

Funeral Services—0.1%
	Alderwoods Group, Inc., Term B,
$148	7.32%, 9/17/08	$148,219
145	7.324%, 9/17/08	145,655
119	7.325%, 9/17/09	118,909
		412,783
Healthcare & Hospitals—4.2%
3,940	Community Health Systems, Inc., 7.15%, 8/19/11, Term B	3,946,380
	DaVita, Inc., Term B,
92	7.11%, 5/16/12	91,915
1,096	7.37%, 10/5/12	1,102,983
365	7.38%, 10/5/12	367,661
594	7.40%, 10/5/12	597,449
3,523	7.51%, 10/5/12	3,544,866
971	7.69%, 10/5/12	976,983
5,985	HealthSouth Corp., 8.62%, 2/2/13	6,016,589
1,000	MultiPlan, Inc., 7.85%, 4/12/13, Term B	1,002,500
	Psychiatric Solutions, Inc., Term B,
1,000	7.07%, 7/7/12	1,001,875
1,000	7.249%, 7/7/12	1,001,875
4,355	Renal Advantage, Inc., 7.89%, 10/6/12, Term B	4,390,227
		24,041,303
Hotels/Gaming—1.6%
	Aladdin Gaming, Inc.,
2,280	8.372%, 8/31/10, Term A	2,230,580
54	9.537%, 8/31/10, Term B	52,402
308	CCM Merger, Inc., 7.39%, 7/21/12, Term B	308,209
	MotorCity Casino, Term B,
2,878	7.367%, 7/21/12	2,879,447
770	7.40%, 7/21/12	770,524
	Penn National Gaming, Inc., Term B,
413	7.02%, 5/26/12	415,410
40	7.12%, 5/26/12	40,260
876	7.13%, 5/26/12	882,060
287	7.24%, 5/26/12	289,140
364	7.25%, 5/26/12	366,000
1,000	Venetian Casino, 7.12%, 2/22/12, Term B	1,003,594
		9,237,626
Household Products—0.7%
	Springer S.A.,
1,000	7.994%, 9/16/11, Term B2	1,012,500
2,800	8.071%, 9/16/12, Term C2	2,845,500
		3,858,000

Principal
Amount (000)		Value*

Leasing—0.2%
	United Rentals, Inc.,
$333	5.22%, 2/14/11, Term LC	$334,127
734	7.32%, 2/14/11, Term B	737,865
		1,071,992
Machinery—0.5%
2,252	Agco Corp., 7.117%, 6/15/09, Term B	2,262,925
	Mueller Industries, Inc., Term B,
381	7.32%, 9/28/12	383,532
126	7.33%, 9/28/12	126,565
63	7.367%, 9/28/12	63,993
119	7.376%, 9/28/12	119,854
67	7.618%, 9/28/12	67,118
		3,023,987
Manufacturing—0.8%
3,000	Bombardier, Inc., 8.13%, 6/26/13, Term B	3,000,000
1,256	Lucite International, 8.07%, 5/26/13, Term B	1,266,242
		4,266,242
Measuring Instruments—0.1%
	Dresser Rand, Term B,
307	6.778%, 10/29/11	309,428
330	7.40%, 10/29/11	331,700
		641,128
Metals & Mining—0.3%
	Novelis, Inc.,
1,041	7.718%, 1/7/12, Term B	1,045,883
600	7.718%, 1/7/12, Term B2	602,175
		1,648,058
Multi-Media—6.8%
2,000	American Media Operations, Inc., 8.31%, 1/30/13	2,014,792
995	Atlantic Broadband, Inc., 8.14%, 8/4/12, Term B	1,008,666
	Cablevision Systems Corp., Term B,
857	7.122%, 3/29/13	857,487
857	7.218%, 3/29/13	857,487
5,500	Cebridge Connections, Inc., 7.62%, 11/6/13	5,496,563
10,500	Charter Communications Holdings LLC, 8.005%, 4/25/13, Term B	10,602,375
1,271	CSC Holdings, Inc., 7.126%, 2/24/13, Term B	1,271,225
6,000	NTL Investment, 7.32%, 1/6/13, Term B (e)	6,037,500
2,970	Primedia, 7.57%, 9/30/13, Term B	2,961,833
3,940	Telecordia Technologies, Inc., 7.90%, 9/9/12, Term B	3,799,638
	Young Broadcasting, Inc., Term B,
30	7.875%, 11/3/12	30,005
948	8.00%, 5/2/12	946,816
2,976	8.00%, 11/3/12	2,973,803
		38,858,190

Principal
Amount (000)		Value*

Oil & Gas—2.0%
$6,000	El Paso Corp., 5.65%, 6/15/09	$5,910,000
1,496	Kinetic Concepts, Inc., 7.12%, 8/11/10, Term B	1,499,882
2,000	Newpark Resources, Inc., 8.637%, 8/17/11	2,011,250
	Vetco International,
750	8.25%, 1/16/12, Term B	755,156
750	8.75%, 1/16/13, Term C	756,938
		10,933,226
Paper/Paper Products—2.6%
	Appleton Papers, Inc.,
1,004	7.64%, 6/9/10	1,009,687
1,006	7.65%, 6/11/10	1,010,838
	Boise Cascade Holdings LLC, Term D,
1,238	7.094%, 10/28/11	1,245,185
1,071	7.125%, 10/28/11	1,077,523
	Buckeye Technologies, Inc., Term B,
247	6.89%, 11/4/10	247,047
350	7.26%, 11/4/10	349,983
494	7.37%, 11/4/10	494,093
144	7.42%, 4/15/10	144,110
136	7.42%, 11/4/10	136,329
162	7.43%, 11/4/10	162,124
	Georgia-Pacific Corp.,
595	7.367%, 12/20/12, Term B	600,627
155	7.376%, 12/20/12, Term B	155,740
2,476	7.39%, 12/20/12, Term B	2,491,838
5,750	8.39%, 12/23/13, Term C	5,830,632
		14,955,756
Printing/Publishing—1.9%
	Dex Media East LLC, Term B,
200	6.87%, 5/8/09	199,138
1,157	6.89%, 5/8/09	1,154,551
243	6.90%, 5/8/09	242,502
568	7.00%, 5/8/09	566,446
	Dex Media West LLC, Term B2,
129	6.82%, 9/9/10	129,376
517	6.83%, 9/9/10	515,663
54	6.85%, 9/9/10	54,372
333	6.88%, 9/9/10	332,667
667	6.89%, 9/9/10	664,962
933	6.90%, 9/9/10	930,947
	RH Donnelly Corp., Term D,
808	6.83%, 6/30/11	805,735
846	6.87%, 6/30/11	844,405
135	6.88%, 6/30/11	134,364
1,346	6.89%, 6/30/11	1,342,892
538	6.90%, 6/30/11	537,157
135	6.92%, 6/30/11	134,289
	Seat Pagine Gialle SpA,
€1,000	3.531%, 5/25/12, Term A (e)	1,279,222
€693	3.531%, 6/8/13, Term B	893,160
		10,761,848

Principal
Amount (000)		Value*

Recreation—2.9%
	Amadeus Global Travel,
$2,573	8.117%, 4/8/13, Term B	$2,593,745
177	8.117%, 4/8/13, Term B2	178,912
2,572	8.617%, 4/8/14, Term C	2,603,683
177	8.617%, 4/8/14, Term C2	179,597
3,990	Cedar Fair L.P., 7.867%, 6/13/12	4,038,315
	Six Flags Theme Parks, Inc., Term B,
664	8.48%, 6/30/09	672,404
1,106	8.62%, 6/30/09	1,119,449
	Travelport (e),
297	8.367%, 8/1/13	298,681
3,036	8.367%, 8/22/13, Term CD	3,048,939
	Worldspan L.P., Term B,
62	8.11%, 2/11/10	61,757
255	8.125%, 2/11/10	254,749
116	8.15%, 2/11/10	115,795
1,504	8.188%, 2/11/10	1,505,332
39	8.25%, 2/11/10	38,598
77	8.375%, 2/11/10	77,197
		16,787,153
Retail—0.9%
3,793	Jean Coutu Group, Inc., 7.938%, 7/30/11	3,810,388
1,500	Neiman Marcus Group, Inc., 7.891%, 4/6/13	1,513,595
		5,323,983
Semi-Conductors—0.5%
2,669	On Semiconductor Corp., 7.62%, 12/3/11, Term G	2,678,404

Telecommunications—5.5%
	Centennial Cellular Communications Corp., Term B,
237	6.45%, 1/20/11	238,738
167	7.318%, 2/9/11	168,125
167	7.57%, 1/20/11	168,125
2,333	7.617%, 2/9/11 (e)	2,353,750
97	7.65%, 1/20/11	97,512
1,667	7.749%, 1/20/11	1,681,250
	Consolidated Communications, Inc., Term B,
3,390	7.367%, 10/14/11	3,400,870
1,053	7.41%, 9/18/11	1,056,767
3,995	Crown Castle International, 7.65%, 6/1/14, Term B	4,014,975
	Eircom Group PLC,
€1,200	5.933%, 7/17/14, Term B	1,531,323
€1,200	6.308%, 7/17/15, Term C	1,542,238
	Hawaiian Telcom Communications, Inc.,
$2,500	7.62%, 4/30/12, Term A	2,494,922
1,991	7.62%, 10/31/12, Term B	1,997,333
	Mediacom Broadband LLC, Term D,
1,364	7.002%, 2/28/14	1,359,802
1,818	7.12%, 2/28/14	1,813,069
1,818	7.27%, 2/28/14	1,813,069

Principal
Amount (000)		Value*

Telecommunications—(continued)
	Nordic Telephone Co. Holdings ApS (e),
€2,200	5.536%, 11/30/14, Term B	$2,835,466
€2,200	6.036%, 11/30/14, Term C	2,847,400
$26	Valor Telecommunications Enterprises LLC, 7.249%, 2/15/12, Term B	26,524
		31,441,258
Transportation—0.5%
	Fleetpride Corp., Term B,
19	8.32%, 6/6/13	18,832
2,981	8.586%, 6/6/13	2,994,293
		3,013,125
Utilities—1.1%
	AES Corp., Term B,
786	6.75%, 4/30/08	788,251
786	7.50%, 8/10/11	788,252
	Reliant Energy, Inc.,
2,967	7.655%, 4/30/10, Term B2	2,976,515
1,620	7.705%, 4/30/10	1,622,472
		6,175,490
Waste Disposal—1.2%
	Allied Waste North America, Inc.,
1,956	5.323%, 1/15/12	1,960,248
841	7.07%, 1/15/12	842,269
801	7.13%, 1/15/12	802,161
2,463	7.17%, 1/15/12	2,466,645
841	7.21%, 1/15/12	842,142
		6,913,465
Wholesale—0.7%
	Roundy’s, Inc., Term B,
1,970	8.39%, 10/27/11	1,987,976
2,000	8.44%, 10/27/11	2,018,250
		4,006,226
Wire & Cable Products—2.4%
	Pirelli Cable S.A.,
€2,500	5.566%, 6/23/13, Term B	3,202,841
€1,000	6.066%, 6/23/14, Term C	1,284,328
	UPC Broadband Holding BV,
€3,312	5.507%, 3/31/13, Term J1	4,232,527
€3,750	5.509%, 12/31/13, Term K1	4,792,258
		13,511,954

	Total Senior Loans (cost—$409,891,458)	411,817,900

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*

CORPORATE BONDS & NOTES—23.5%
Airlines-0.5%
$939	Delta Air Lines, Inc.,, 7.379%, 5/18/10, Ser. 00-1	NR/BB	$939,414
	JetBlue Airways Corp., FRN,
1,252	8.505%, 5/15/10, Ser. 04-2	Ba3/BB-	1,253,992
438	9.64%, 3/15/08, Ser. 04-1	Ba3/BB-	443,939
			2,637,345

Banking—1.0%
£3,000	Royal Bank of Scotland PLC, 6.00%, 4/6/11 (b)(d)(f)	NR/NR	5,669,574

Computer Services—0.4%
$2,000	SunGard Data Systems, Inc., 9.973%, 8/15/13, FRN	Caa1/B-	2,090,000

Financial Services—7.4%
2,500	Chukchansi Economic Dev. Auth., 8.78%, 11/15/12, FRN (d)	B2/BB-	2,600,000
	Ford Motor Credit Co., FRN,
11,340	6.944%, 1/15/10	B1/B	10,796,451
13,000	8.466%, 11/2/07 (i)	B1/B	13,183,768
7,000	General Motors Acceptance Corp., 7.60%, 12/1/14, FRN	Ba1/BB	7,172,935
€3,000	Hellas Telecommunications Luxembourg V, 6.994%, 10/15/12, FRN	B1/B	3,924,777
	Universal City Florida Holding Co.,
$2,000	8.375%, 5/1/10	B3/B-	2,025,000
2,500	10.239%, 5/1/10, FRN	B3/B-	2,584,375
			42,287,306

Healthcare & Hospitals—0.5%
2,000	HCA, Inc., 5.50%, 12/1/09	Ba2/B-	2,023,608
1,500	Rotech Healthcare, Inc., 9.50%, 4/1/12	Caa3/CC	982,500
			3,006,108

Hotels/Gaming—0.3%
2,000	Mandalay Resort Group, 7.625%, 7/15/13	B1/B+	1,962,500

Insurance—0.3%
1,500	Parametric Re Ltd., 9.57%, 5/19/08, FRN (d)	Ba2/NR	1,514,205

Multi-Media—3.4%
	Cablevision Systems Corp., Ser. B,
2,000	8.00%, 4/15/12	B3/B+	1,952,500
5,000	9.87%, 4/1/09, FRN	B3/B+	5,262,500
	CCO Holdings LLC,
1,000	8.75%, 11/15/13	Caa1/CCC-	1,022,500
4,000	9.515%, 12/15/10, FRN	Caa1/CCC-	4,115,000
4,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa2/CCC-	4,150,000
1,800	DirecTV Holdings LLC, 8.375%, 3/15/13	Ba3/BB-	1,876,500
1,000	Paxson Communications Corp., 11.624%, 1/15/13, FRN (d)	Caa2/CCC-	1,006,250
			19,385,250

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*

Paper/Paper Products—1.8%
	Abitibi-Consolidated, Inc.,
$2,000	5.25%, 6/20/08	B2/B+	$1,930,000
1,000	8.89%, 6/15/11, FRN	B2/B+	970,000
3,000	Boise Cascade LLC, 8.249%, 10/15/12, FRN	B1/B+	3,045,000
1,000	Bowater, Inc., 8.39%, 3/15/10, FRN	B2/B+	1,015,000
3,500	Verso Paper Holdings LLC, 9.239%, 8/1/14, FRN (d)	B2/B+	3,552,500
			10,512,500

Telecommunications—7.7%
4,000	Cincinnati Bell, Inc., 8.375%, 1/15/14	B2/B-	4,100,000
2,500	Hawaiian Telcom Communications, Inc.,
	10.789%, 5/1/13, Ser. B, FRN	B3/CCC+	2,575,000
	Intelsat Subsidiary Holding Co., Ltd., FRN,
2,500	10.484%, 1/15/12	B2/B+	2,546,875
3,000	11.64%, 6/15/13 (d)	Caa1/B	3,195,000
€2,950	Nordic Telephone Co. Holdings ApS, 8.649%, 5/1/16, FRN (d)	B2/B	3,934,669
$4,700	Nortel Networks Ltd., 9.624%, 7/15/11, FRN (d)	B3/B-	4,876,250
2,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	B3/B	2,080,000
12,000	Qwest Communications International, Inc., 8.905%, 2/15/09, FRN	B2/B	12,255,000
3,500	Rogers Wireless, Inc., 8.515%, 12/15/10, FRN	Ba2/BB+	3,583,125
2,000	Rural Cellular Corp., 8.25%, 3/15/12	Ba3/B	2,067,500
3,000	Time Warner Telecom Holdings, Inc., 9.405%, 2/15/11, FRN	NR/CCC+	3,060,003
			44,273,422

Wire & Cable Products—0.2%
1,000	Superior Essex Communications Group, 9.00%, 4/15/12	B3/B	1,027,500

	Total Corporate Bonds & Notes (cost—$131,851,020)		134,365,710

MORTGAGE-BACKED SECURITIES—0.4%
2,145	Mellon Residential Funding Corp.,
	5.67%, 11/15/31, CMO, FRN (cost—$2,145,370)	Aaa/AAA	2,149,304

ASSET-BACKED SECURITIES—0.3%
	Credit Suisse First Boston Mortgage Securities Corp., FRN
325	5.735%, 7/25/32	Aaa/AAA	325,099
539	5.755%, 8/25/32	Aaa/AAA	539,476
880	GSAMP Trust, 5.641%, 3/25/34, FRN	Aaa/AAA	881,923
95	Jade CBO Ltd., 7.67%, 10/24/11 (d)(f)	B2/NR	73,094

	Total Asset-Backed Securities (cost—$1,817,418)		1,819,592

PREFERRED STOCK—0.5%

Shares

Financial Services—0.5%
30	Richmond Cnty. Capital Corp., 8.624%, FRN (b)(d) (cost—$3,068,307)	NR/NR	3,025,312

Principal
Amount (000)		Credit Rating (Moody’s/S&P)	Value*

SHORT-TERM INVESTMENTS—3.1%

U.S. Treasury Bills (g)—0.4%
$2,135	4.71%—6.00%, 11/30/06-12/14/06 (cost—$2,123,668)		$2,123,668

Corporate Notes—0.3%
Forestry—0.3%
2,000	GP Canada Finance Co., 7.20%, 12/15/06 (d) (cost—$2,002,946)	Ba3/B	2,010,000

Repurchase Agreements—2.4%
4,000	Credit Suisse First Boston, dated 10/31/06, 5.25%, due 11/1/06, proceeds $4,001,750; collateralized by U.S. Treasury Bill, 5.085%, 11/24/06, valued at $4,087,678 including accrued interest		4,000,000
9,558	State Street Bank & Trust Co., dated 10/31/06, 4.90%, due 11/1/06, proceeds $9,559,301; collateralized by Federal Home Loan Bank, 4.125%, 10/19/07, valued at $9,753,595 including accrued interest		9,558,000

	Total Repurchase Agreements (cost—$13,558,000)		13,558,000

	Total Short-Term Investments (cost—$17,684,614)		17,691,668

OPTIONS PURCHASED (h)—0.0%

Contracts

	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,684	strike price $113, expires 11/21/06	26,313
	U.S. Treasury Notes 5 yr. Futures, Chicago Board of Trade,
250	strike price $108.50, expires 11/21/06	3,906
		30,219

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
324	strike price $90.50, expires 9/17/07	1
60	strike price $91.50, expires 6/18/07	—
335	strike price $91.75, expires 3/19/07	1
53	strike price $92.50, expires 12/18/06	—
136	strike price $92.75, expires 12/18/06	—
613	strike price $93, expires 12/18/06	2
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
656	strike price $101, expires 11/21/06	10,250
		10,254

	Total Options Purchased (cost—$67,167)	40,473

	Total Investments before options written (cost—$566,525,354)—100%	570,909,959

Contracts		Value*

OPTIONS WRITTEN (h)—(0.0)%

	Call Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
749	strike price $111, expires 2/23/07	$(152,140)

	Put Options—(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
171	strike price $104, expires 11/21/06	(2,672)
749	strike price $106, expires 2/23/07	(175,547)
		(178,219)

	Total Options Written (premiums received—$574,232)	(330,359)

	Total Investments net of options written (cost—$565,951,122)—100.0%	$570,579,600

Notes to the Schedule of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”), for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Senior Loans, for which a secondary market does not exist are valued at fair-value pursuant to procedures approved by the Fund’s Board of Trustees. Such procedures include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any, (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund’s net asset value is determined on the last business day of each week as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”).

(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security. Securities with an aggregate value of $420,512,787, which represent 73.70% of total investments are deemed illiquid.
(c)

These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)

144A Security - Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivery after October 31, 2006.
(f)	Fair-valued security. Securities with an aggregate value of $8,402,209, which represents 1.47% of total investments, have been fair-valued.
(g)	All or partial amount segregated as collateral for futures contracts and/or options written.
(h)	Non-income producing.
(i)	All or partial amount segregated as collateral for reverse repurchase agreements.

Glossary:

£ - British Pound

€ - Euros

¥ - Japanese Yen

CMO - Collateralized Mortgage Obligation

FRN - Floating Rate Note.  The interest rate disclosed reflects the rate in effect on October 31, 2006.

LIBOR - London Inter-Bank Offered Rate

NR - Not Rated

Other Investments:

(1) Futures contracts outstanding at October 31, 2006:

					Unrealized
				Expiration	Appreciation
Type		Contracts	Market Value	Date	(Depreciation)
Long:	Financing Futures Euro—90 day	458	$109,056	12/17/07	$217,161
	Financing Futures Euro—90 day	387	92,188	3/17/08	165,345
	Financing Futures Euro—90 day	234	55,730	6/16/08	40,275
	Financing Futures Euro—90 day	250	59,525	9/15/08	97,385
	Financing Futures Euro—90 day	112	28,658	12/15/08	105,600
	Financing Futures Euro—90 day	16	3,807	3/16/09	15,400
	Financing Futures Euro—90 day	16	3,805	6/15/09	15,600
Short:	U.S. Treasury Notes, 5 year Futures	(250)	(26,391)	12/29/06	(152,344)
	U.S. Treasury Notes, 10 year Futures	(614)	(55,624)	12/19/06	(505,546)
					$(1,124)

(2) Transactions in options written for the three months ended October 31, 2006:

	Contracts	Premiums
Options outstanding, July 31, 2006	2,308	$692,100
Options written	4,338	923,761
Options bought back	(4,977)	(1,041,629)
Options outstanding, October 31, 2006	1,669	$574,232

(3) Credit default swap agreements outstanding at October 31, 2006:

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Bank of America
Abitibi-Consolidated	$2,000	6/20/08	2.95%	$6,709
AES	1,000	12/20/07	1.50%	13,051
Allied Waste North America	600	9/20/09	2.75%	22,356
Bombardier	1,400	6/20/10	3.80%	90,428
Williams Cos.	875	9/20/09	2.05%	30,586
Bear Stearns
Abitibi-Consolidated	2,500	6/20/07	1.65%	359
Georgia-Pacific	700	9/20/09	1.24%	2,729
Host Marriott	700	9/20/09	1.95%	25,048
MGM Mirage	1,500	9/20/09	1.92%	36,997
Citigroup
AES	5,000	6/20/08	1.17%	47,223
Allied Waste North America	1,500	9/20/07	2.18%	26,117
Crown European Holdings	1,500	9/20/07	2.38%	32,585
Host Marriott	900	9/20/07	1.90%	14,898
Owens Brockway Glass Container	3,000	9/20/07	2.05%	30,426
Starwood Hotels & Resorts Worldwide	1,500	9/20/07	1.20%	13,903

	Notional		Fixed
	Amount Payable		Payments	Unrealized
Swap Counterparty/	on Default	Termination	Received (Paid)	Appreciation
Referenced Debt Issuer	(000)	Date	by Fund	(Depreciation)
Credit Suisse First Boston
AES	$900	9/20/09	3.85%	$68,247
Allied Waste North America	875	9/20/09	2.46%	25,576
Delhaize America	875	9/20/09	1.40%	21,842
Intelsat Bermuda	3,000	3/20/10	3.21%	51,885
Samis	3,080	9/20/08	2.45%	25,856
Deutsche Bank AG
Dow Jones CDX High Yield	45,000	12/20/11	3.25%	733,745
Russian Federation	3,000	6/20/07	0.44%	8,482
Softbank Corp.	¥392,000	9/20/07	2.30%	17,187
Goldman Sachs
HCA	$1,000	12/20/07	0.75%	558
Starwood Hotels & Resorts Worldwide	1,000	12/20/07	1.10%	10,176
TRW Automotive	875	9/20/09	2.15%	41,087
JP Morgan Chase
AES	1,500	9/20/07	2.15%	26,632
Electronic Data System	1,000	12/20/07	1.30%	14,647
Nortel Network	1,300	9/20/07	1.43%	9,037
Tenet Healthcare	5,000	12/20/07	(3.20)%	(152,618)
Tenet Healthcare	5,000	12/20/09	4.15%	213,855
Lehman Securities
Extendicare Health Services	2,600	9/20/09	2.10%	31,499
Six Flags Theme Parks	1,000	3/20/10	2.70%	(45,048)
Merrill Lynch
PSEG Energy	3,500	12/4/06	2.95%	21,712
SPX Corp.	900	9/20/09	2.25%	28,108
Williams Cos.	700	9/20/09	1.71%	17,859
Morgan Stanley Dean Witter
Georgia-Pacific	900	9/20/09	1.63%	13,269
				$1,577,008

(4) Interest rate swap agreements outstanding at October 31, 2006:

	Notional		Rate Type		Unrealized
	Amount	Termination	Payments made	Payments Received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)
Barclays Bank	$290,000	6/21/25	5.70%	3 Month LIBOR	$(15,015,910)
Barclays Bank	290,000	6/21/25	3 Month LIBOR	5.70%	14,722,343
Deutsche Bank	116,900	12/19/08	3 Month LIBOR	5.00%	41,007
Goldman Sachs	22,300	12/19/08	3 Month LIBOR	5.00%	3,708
Lehman Securities	18,500	12/20/16	5.00%	3 Month LIBOR	(595,619)
UBS Securities	4,900	12/19/08	3 Month LIBOR	5.00%	2,089
UBS Securities	288,000	6/21/25	5.70%	3 Month LIBOR	(8,119,372)
UBS Securities	285,000	6/21/25	3 Month LIBOR	5.70%	9,596,363
					$634,609

LIBOR- London Interbank Offered Rate

The Fund received $1,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

(5) Open reverse repurchase agreements at October 31, 2006:

			Maturity	Principal &
Counterparty	Rate	Trade Date	Date	Interest	Par
Lehman Securities	5.45%	9/8/06	4/25/08	$9,174,393	$9,100,000

Collateral for open reverse repurchase agreements at October 31, 2006, as reflected in the schedule of investments:

			Maturity
Counterparty	Description	Rate	Date	Par	Value
Lehman Securities	Ford Motor Credit	8.466%	11/2/07	$10,000,000	$10,141,360

Item 2. Controls and Procedures

a) The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Floating Rate Income Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: December 27, 2006

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: December 27, 2006